May 5, 2026

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re: American Funds Insurance Series

File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses since the electronic filing on April 30, 2026 of Registrant’s Post-Effective Amendment No. 110 under the Securities Act of 1933 and Amendment No. 110 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary